Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Derivative financial instruments
Derivative financial instruments
9	Derivative financial instruments

Inter is party to derivative contracts to meet its own needs to manage its risk exposure, and to meet its clients’ requests to manage their exposures. These transactions involve swaps and forward derivatives. Inter’s risk management policy is based on the use of derivative financial instruments with the predominant purpose to mitigate the risks pursuant to other transactions made.

a.	Derivative financial instruments – amortized cost, fair value and maturity

	12/31/2021								12/31/2020	12/31/2019
	Amortized	Fair value		Up to	From 3 to	From 1 to 3	From 3 to 5
	cost	adjustment	Fair value	3 months	12 months	years	years	Total	Total	Total
Assets (A)
Receivable forward purchase	87,036	(88)	86,948	86,948	—	—	—	86,948	27,513	—

Liabilities (B) (i)
Payable adjustment - swap	66,545	—	66,545	—	(29,452)	(25,567)	(11,526)	(66,545)	(56,758)	(20,941)

Net effect (A-B)	153,581	(88)	153,493	86,948	(29,452)	(25,567)	(11,526)	20,403	(29,245)	(20,941)

b.	Forward and swap contracts – notional value

	Up to	3 months	1 year to	Above	Total	Total	Total
	3 months	to 1 year	3 years	3 years	12/31/2021	12/31/2020	12/31/2019
Forward contract - assets	86,948	—	—	—	86,948	27,513	—

Swap contracts - liabilities	—	94,856	53,500	24,577	172,933	288,592	526,989
Total	86,948	94,856	53,500	24,577	259,881	316,105	526,989

c.	Basis swap contracts

Inter has a part of its real estate credit portfolio indexed to the General Price Index (IGP-M) of Getúlio Vargas Foundation and part indexed to the National Broad Consumer Price Index (IPCA), whereas the majority of its LCI funding is indexed to the Interbank Deposit (DI) rate.

Aiming at protecting the Group’s revenues from fluctuations in IGP-M and IPCA, swaps were contracted in which the Group pays the variation of IGP-M plus coupon or IPCA plus coupon and receives a defined percentage of the DI rate.

The operations were carried out via Brasil, Bolsa, Balcão (B3) exchange and feature guarantee margin and control by this exchange. On December 31, 2021, the Group had 8 active swap contracts CDI x IGP-M, with total notional of BRL 112,856 (2020: BRL 178,592; 2019: BRL 216,989) and 2 active swap contracts CDI x IPCA, with total notional of BRL 60,000 (2020: BRL 110,000;2019: BRL 310,000).

d.	Basis swap contracts

12/31/2021
		Notional	Amortized cost		Fair value
Indexes	Contracts	Value	Bank	Counterparty	Bank	Counterparty	Gain (loss)
CDI x IGPM	906723043	17,550	19,433	29,143	19,433	29,187	(9,754)
CDI x IGPM	906723159	17,306	19,164	28,785	19,164	28,629	(9,465)
CDI x IGPM	906723160	12,000	13,193	19,342	13,193	19,035	(5,842)
CDI x IGPM	906723161	14,000	15,392	22,630	15,392	22,171	(6,779)
CDI x IGPM	906723162	11,500	12,628	18,541	12,628	18,049	(5,421)
CDI x IGPM	906723163	16,000	17,569	25,900	17,569	25,094	(7,525)
CDI x IGPM	906723164	11,000	12,079	17,846	12,079	17,222	(5,143)
CDI x IGPM	906723165	13,500	14,824	21,953	14,824	21,133	(6,309)
Total CDI x IGPM		112,856	124,282	184,140	124,282	180,520	(56,238)

12/31/2021
		Notional	Amortized cost		Fair value
Indexes	Contracts	Value	Bank	Counterparty	Bank	Counterparty	Gain (loss)
CDI x IPCA	905638603	10,000	11,128	12,866	11,056	12,885	(1,829)
CDI x IPCA	905638611	50,000	55,639	64,535	55,639	64,117	(8,478)
Total CDI x IPCA		60,000	66,767	77,401	66,695	77,002	(10,307)
Grand Total		172,856	191,049	261,541	190,977	257,522	(66,545)

12/31/2020
		Notional	Amortized cost		Fair value
Indexes	Contracts	Value	Bank	Counterparty	Bank	Counterparty	Gain (loss)
CDI x IGPM	906722276	35,842	38,015	48,365	38,015	47,959	(9,944)
CDI x IGPM	906722594	29,894	31,706	40,400	31,706	39,464	(7,758)
CDI x IGPM	906722608	17,550	18,614	23,790	18,614	23,293	(4,679)
CDI x IGPM	906723043	17,306	18,356	23,484	18,356	23,140	(4,784)
CDI x IGPM	906723159	12,000	12,637	15,832	12,637	15,509	(2,872)
CDI x IGPM	906723160	14,000	14,743	18,540	14,743	18,195	(3,452)
CDI x IGPM	906723161	11,500	12,095	15,199	12,095	14,878	(2,783)
CDI x IGPM	906723162	16,000	16,828	21,199	16,828	20,901	(4,073)
CDI x IGPM	906723163	11,000	11,570	14,589	11,570	14,460	(2,890)
CDI x IGPM	906723164	13,500	14,199	17,934	14,199	17,834	(3,635)
Total CDI x IGPM		178,592	188,763	239,332	188,763	235,633	(46,870)

12/31/2020
		Notional	Amortized cost		Fair value
Indexes	Contracts	Value	Bank	Counterparty	Bank	Counterparty	Gain (loss)
CDI x IPCA	905638590	50,000	53,293	55,651	53,293	56,358	3,066
CDI x IPCA	905638603	10,000	10,659	11,203	10,659	11,698	(1,039)
CDI x IPCA	905638611	50,000	53,293	56,133	53,293	59,076	(5,783)
Total CDI x IPCA		110,000	117,245	122,987	117,245	127,132	9,888

Grand Total		288,592	306,008	362,319	306,008	362,765	56,758

12/31/2019
			Cost		Market		Earnings
			Value		Value		(loss)
		Reference					hedge
Indexes	Contracts	Value	Bank	Counterpart	Bank	Counterpart	operation
CDI x IGPM	906722276	38,397	39,631	40,589	39,631	41,931	(2,300)
CDI x IGPM	906722594	35,842	36,994	37,900	36,994	38,900	(1,906)
CDI x IGPM	906722608	29,894	30,855	31,628	30,855	33,003	(2,148)
CDI x IGPM	906723043	17,550	18,114	18,589	18,114	19,571	(1,457)
CDI x IGPM	906723159	17,306	17,863	18,338	17,863	19,396	(1,533)
CDI x IGPM	906723160	12,000	12,297	12,389	12,297	12,906	(609)
CDI x IGPM	906723161	14,000	14,347	14,455	14,347	15,083	(736)
CDI x IGPM	906723162	11,500	11,771	11,866	11,771	12,327	(556)
CDI x IGPM	906723163	16,000	16,376	16,522	16,376	17,294	(918)
CDI x IGPM	906723164	11,000	11,259	11,360	11,259	11,951	(692)
CDI x IGPM	906723165	13,500	13,818	13,952	13,818	14,718	(898)
Total CDI x IGPM		216,989	223,323	227,588	223,323	237,080	(13,755)

12/31/2019
			Cost		Market		Earnings
			Value		Value		(loss)
		Reference					hedge
Indexes	Contracts	Value	Bank	Counterpart	Bank	Counterpart	operation
CDI x IPCA	905638565	80,000	82,978	83,008	82,978	83,004	(26)
CDI x IPCA	905638573	60,000	62,233	61,893	62,233	62,523	(290)
CDI x IPCA	905638581	60,000	62,233	62,044	62,233	63,609	(1,376)
CDI x IPCA	905638590	50,000	51,861	51,776	51,861	53,715	(1,854)
CDI x IPCA	905638603	10,000	10,372	10,382	10,372	10,914	(542)
CDI x IPCA	905638611	50,000	51,861	51,955	51,861	54,959	(3,100)
Total CDI x IPCA		310,000	321,540	321,058	321,540	328,724	(7,186)
Grand total		526,989	544,863	548,646	544,863	565,804	(20,941)

e.	Hedge accounting

The Group applies fair value hedge accounting for certain of its loans and advances to customers, made in compliance with IAS 39 - Financial Instruments.

The Group’s swaps are classified as hedging instruments in a Fair Value Hedge hedging the risks related to a portion of the real estate portfolio which is indexed to inflation rates. The hedged contracts from the real estate portfolio are measured at fair value in relation to the specific risk being hedged.